                                                                                         Registration No. 333-49774
                                                                                                 File No. 811-10153

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                         [X]

Pre-Effective Amendment No.                                                                                     [ ]

Post-Effective Amendment No. 1                                                                                  [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                     [X]

Amendment No. 3                                                                                                 [X]

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                                            OPPENHEIMER SELECT MANAGERS
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                                (Exact Name of Registrant as Specified in Charter)

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                                    6803 South Tucson Way, Englewood, CO 80112
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                                (Address of Principal Executive Offices) (Zip Code)

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                                                  (212) 323-0200
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                               (Registrant's Telephone Number, including Area Code)

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                                               Robert G. Zack, Esq.
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                                              OppenheimerFunds, Inc.
                                      498 Seventh Avenue, New York, NY 10018
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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]  Immediately upon filing pursuant to paragraph (b)
[ X ]  On March 28, 2002 pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  On _______ pursuant to paragraph (a)(1)
[   ]  75 days after filing pursuant to paragraph (a)(2)
[   ]  On _______ pursuant to paragraph (a)(2)

of Rule 485.

If appropriate, check the following box:

[   ]  This  post-effective  amendment  designates  a new  effective  date for a  previously  filed  post-effective amendment.